JPMorgan SmartRetirement 2065 Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan SmartRetirement 2065 Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 532
Expense Example, No Redemption, 3 Years	818
Expense Example, No Redemption, 5 Years	1,126
Expense Example, No Redemption, 10 Years	1,998
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	143
Expense Example, No Redemption, 3 Years	640
Expense Example, No Redemption, 5 Years	1,165
Expense Example, No Redemption, 10 Years	2,364
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	335
Expense Example, No Redemption, 5 Years	624
Expense Example, No Redemption, 10 Years	$ 1,448